Provision for Risks	12 Months Ended
Dec. 31, 2025
Provision for Risks [Abstract]
Provision for risks

Note 16. Provision for risks

Provisions for risks are recognized when: (i) the Group has a present or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the value can be reliably estimated. The provisions for risks are estimated, considering management’s judgements, based in part on the advice and counsel of the Company’s legal advisors, as to the probability of loss and expected future amounts to settle the obligations.

The provision liability for the years ended December 31, 2025 and 2024, were recorded for labor and tax contingencies in connection with recognition of Company acquisitions. After the acquisitions, due to the increase in employee headcount, the Group established a provision for the related employee labor risk of the acquired workforce related to an infraction notice for the period 2017 to 2022, whose tax authority understands that the Brazilian Municipal Service Tax (“ISS”) due would be 5%, while the Group collected and remitted at 2%.

The provision activity for the years ended December 31, 2025 and 2024, is as follows:

At January 1, 2024	30,820
Reversal of provision	(6,872)
Provision recorded during the period	2,684
At December 31, 2024	26,632
Reversal of provision	(11,295)
Provision recorded during the period	1,084
At December 31, 2025	16,421

Contingent liabilities

The Group is party to a number of claims, assessments and legal proceedings in the normal course of business. As of December 31, 2025 and 2024, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:

	2025	2024
Civil	-	796
Labor	-	492
Tax	6,544	6,025
Total	6,544	7,313

On September 30, 2025, Nuvini S.A. entered into a binding term sheet to acquire MK Solutions Tecnologia S.A., a corporation existing under the laws of Brazil (“MK Solutions”), a leading ERP for internet providers in Brazil.  On March 17, 2026, Nuvini received a notice from SF TBG I - Fundo de Investimentos em Participações em Empresas Emergentes Ltda. (the “Seller”) alleging that Nuvini has breached certain provisions of the Offer Letter, relating to the proposed acquisition of MK Solutions by Nuvini. Nuvini disputes the Seller’s allegations and believes that it has complied in all material respects with its obligations under the Offer Letter. No amounts have been accrued for any potential losses under this matter, as we cannot reasonably estimate any potential loss.